OPERATING EXPENSES - Summary of Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	$ 35,331	$ 33,740	$ 14,067
Total technology expenses	10,287	6,764	3,947
Total general and administrative expenses	24,291	19,519	13,014
Share-based payment expense	3,607	3,214	1,995
Other share based related expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Share-based payment expense	180
People costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	22,334	17,587	8,362
Total technology expenses	7,541	5,077	3,296
Total general and administrative expenses	10,802	7,981	4,044
Employer contributions	681	723	0
Employees' bonuses related to acquisition
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	368	628	0
External marketing expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	6,083	4,126	2,070
External content
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	3,666	3,166	1,031
Software and subscriptions
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total technology expenses	1,131	671	219
Depreciation of property and equipment
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total technology expenses	0	0	46
Total general and administrative expenses	246	190	130
Amortization of intangible assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	521	5,949	1,817
Total technology expenses	885	419	129
Share-based payment expense
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	359	417	524
Total technology expenses	42	20	0
Share-based payment and related expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	3,386	2,777	1,471
Legal and consultancy fees
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	3,901	4,177	2,590
Secondary offering related costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	733	0	0
Acquisition related costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	821	539	520
Initial offering related costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	0	0	963
Employees’ bonuses related to offering (Note 11)
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	201	0	1,085
Insurance
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	581	655	384
Short-term leases
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	567	441	382
Amortization of right-of-use assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	436	401	279
Other
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	2,000	1,867	263
Total technology expenses	688	577	257
Total general and administrative expenses	$ 2,617	$ 2,358	$ 1,166